BALANCE SHEETS - USD ($)	Mar. 31, 2016	Mar. 31, 2015
OTHER ASSETS
Cash and cash equivalents	$ 976,435	$ 1,682,834
Other assets	2,200	2,200
Assets	978,635	1,685,034
LIABILITIES
Accounts payable and accrued expenses	35,100	12,600
Accounts payable - affiliates	12,201,654	15,075,966
Capital contributions payable	9,241	169,974
Liabilities	12,245,995	15,258,540
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(11,061,622)	(12,058,821)
General partner	(205,738)	(1,514,685)
Partners' Capital (Deficit)	(11,267,360)	(13,573,506)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	978,635	1,685,034
Series Seven [Member]
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
Assets	0	0
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners' Capital (Deficit)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Nine [Member]
OTHER ASSETS
Cash and cash equivalents	133,859	163,039
Other assets	0	0
Assets	133,859	163,039
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	6,608,868	6,548,768
Capital contributions payable	0	0
Liabilities	6,608,868	6,548,768
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(6,075,421)	(5,987,034)
General partner	(399,588)	(398,695)
Partners' Capital (Deficit)	(6,475,009)	(6,385,729)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	133,859	163,039
Series Ten [Member]
OTHER ASSETS
Cash and cash equivalents	0	205,732
Other assets	0	0
Assets	0	205,732
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	1,503,758
Capital contributions payable	0	0
Liabilities	0	1,503,758
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,090,973)	(1,090,133)
General partner	1,090,973	(207,893)
Partners' Capital (Deficit)	0	(1,298,026)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	205,732
Series Eleven [Member]
OTHER ASSETS
Cash and cash equivalents	178,538	211,756
Other assets	0	0
Assets	178,538	211,756
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	105,896	614,049
Capital contributions payable	0	0
Liabilities	105,896	614,049
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	286,601	(183,585)
General partner	(213,959)	(218,708)
Partners' Capital (Deficit)	72,642	(402,293)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	178,538	211,756
Series Twelve [Member]
OTHER ASSETS
Cash and cash equivalents	174,597	160,021
Other assets	0	0
Assets	174,597	160,021
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,808,955	3,149,077
Capital contributions payable	9,241	9,241
Liabilities	2,818,196	3,158,318
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(2,366,033)	(2,717,184)
General partner	(277,566)	(281,113)
Partners' Capital (Deficit)	(2,643,599)	(2,998,297)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	174,597	160,021
Series Fourteen [Member]
OTHER ASSETS
Cash and cash equivalents	489,441	942,286
Other assets	2,200	2,200
Assets	491,641	944,486
LIABILITIES
Accounts payable and accrued expenses	35,100	12,600
Accounts payable - affiliates	2,677,935	3,260,314
Capital contributions payable	0	160,733
Liabilities	2,713,035	3,433,647
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,731,290)	(1,996,379)
General partner	(490,104)	(492,782)
Partners' Capital (Deficit)	(2,221,394)	(2,489,161)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 491,641	$ 944,486